Notes Payable - Notes payable and Accrued Interest (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 12, 2020
Note Payable - Related Party	$ 154,190	$ 154,190	$ 154,190
Carrying value of notes payable	(654,190)	(774,032)	(154,190)
Accrued interest	31,976	22,656		$ 369,660
Note payable	686,166	796,688	154,190
Notes payable and accrued interest, current	173,694	248,861	$ 154,190
Notes payable and accrued interest, non-current	512,472	547,827
Relief Therapeutics Loan [Member]
Note Payable - Related Party	$ 500,000	500,000
Paycheck Protection Program Loans [Member]
Note Payable - Related Party		$ 119,842